Earnings Per Share(Table)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Abstract [Abstract]
Schedule Of Weighted Average Number Of Shares Table Text Block [Text Block]

Weighted average number of ordinary shares outstanding:

	2015	2016	2017
	(In number of shares)
Beginning (A)	386,351,693	386,351,693	418,111,537
Issue of ordinary shares related to business combination (B)	—	6,421,389	—
Acquisition of treasury shares (C)	—	(9,153,437)	(21,618,520)
Sales of treasury shares (D)	—	—	2,231,945

Weighted average number of ordinary shares outstanding (E=A+B+C+D)	386,351,693	383,619,645	398,724,962

Schedule Of Earnings Per Share Basic By Common Class Text Block [Text Block]

Basic earnings per share:

	2015		2016		2017
	(in Korean won and in number of shares)
Profit attributable to ordinary shares (F)	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Weighted average number of ordinary shares outstanding (G)		386,351,693		383,619,645		398,724,962
Basic earnings per share (H = F / G)	￦	4,396	￦	5,588	￦	8,305

Schedule Of Adjusted Profit For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted profit for diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In Korean won)
Profit attributable to ordinary shares	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Adjustment		—		—		—

Adjusted profit for diluted earnings	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186

Schedule Of Adjusted Weighted Average Number Of Shares For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015	2016	2017
	(in number of shares)
Weighted average number of ordinary shares outstanding	386,351,693	383,619,645	398,724,962
Adjustment:
Stock grants	1,741,558	2,013,044	2,319,533
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	388,093,251	385,632,689	401,044,495

Schedule Of Earnings Per Share Diluted By Common Class Text Block [Text Block]

Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	1,698,317,850,139	￦	2,143,744,271,801	￦	3,311,437,880,186
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		388,093,251		385,632,689		401,044,495
Diluted earnings per share	￦	4,376	￦	5,559	￦	8,257